Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Schedule of Other Liabilities

	December 31, 2020	December 31, 2019
	(in thousands)
General trade and overhead liabilities*	$188,638	$174,131
Personnel related liabilities	161,363	157,146
Operating lease liability (note 22)	24,334	28,320
Facility related liabilities	9,441	11,138
Other liabilities	8,726	6,531
Restructuring charges (note 14)	7,219	1,232
Short term government grants (note 11)	48	45
	$399,769	$378,543
*includes amounts due to third parties in respect of accrued reimbursable expenses of $138.2 million at December 31, 2020 and $142.6 million at December 31, 2019.